PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment and finance lease right of use assets, stated at cost, less accumulated depreciation at September 30, 2025, and December 31, 2024, consisted of the following:

	September 30, 2025	December 31, 2024
Land	$970,455	$970,455
Equipment	852,369	803,508
Autos and trucks	34,680	34,680
Construction in process	6,975,816	3,892,464
Land and building – rental property	-	256,387

Less: accumulated depreciation	(556,703)	(497,315)
Property and equipment, net	$8,276,617	$5,460,179

Depreciation expense for the nine months ended September 30, 2025, and 2024, was $78,859 and $53,993, respectively.

On January 1, 2025, the Company had a building under construction vandalized and set on fire which resulted in smoke damage to the building’s interior. Following this incident, the Company filed an insurance claim and received cash proceeds of $374,930 on March 20, 2025. During the nine months ended September 30, 2025, the Company incurred $110,416 in repair costs, which were offset by insurance proceeds. As a result, the net amount of $264,514 was recorded as other income on the Consolidated Statements of Operations.

On July 15, 2025, the Company sold land and a building with a carrying value of $236,916 for net cash proceeds of $344,461. As a result, the Company recognized a gain on sale of property of $63,195.

NOTE 4 – PROPERTY AND EQUIPMENT

Fixed assets are stated at cost, less accumulated depreciation for continuing operations at December 31, 2024 and 2023 consisted of the following:

	December 31, 2024	December 31, 2023
Land	$970,455	$970,455
Equipment	803,508	668,847
Autos and trucks	34,680	34,680
Construction in process	3,892,464	1,722,061
Land and building – rental property	256,387	256,387
Less: accumulated depreciation	(497,315)	(423,230)
Property and equipment, net	$5,460,179	$3,229,200

Depreciation expense for continuing operations for the years ended December 31, 2024 and 2023 was $74,085 and $66,363, respectively.